Share-Based Compensation Plan - Additional Information (Details) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) share shares $ / shares	Dec. 31, 2022 CAD ($) shares share $ / shares	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense related to share awards | $	$ 37,699,000	$ 29,056,000
Share-based compensation | $	16,237,000	3,159,000
Cash compensation expense related to share awards | $	$ 21,500,000	$ 25,900,000
Closing share price (in dollars per share) | $ / shares	$ 4.38	$ 6.08
Maximum percentage of issuable awards to outstanding common stock	3.80%
Granted (in shares) | shares	2,682	1,459
Number of other equity instruments outstanding in share-based payment arrangement | shares	5,634	5,558	9,474
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout multiplier	0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout multiplier	200.00%
Incentive Award Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | share	2,600,000	1,400,000
Weighted average fair value of share awards (in cad per share) | $	$ 5.35	$ 5.70
Number of other equity instruments outstanding in share-based payment arrangement | share	4,500,000	5,100,000
Deferred Share Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | share	300,000	200,000
Weighted average fair value of share awards (in cad per share) | $	$ 5.15	$ 5.68
Number of other equity instruments outstanding in share-based payment arrangement | share	1,200,000	1,000,000
Incentive Award Plan And DSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Current derivative financial assets, realized portion of swap | $	$ 1,000,000	$ 21,200,000
Restricted awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares entitled by restricted award | share	1
Granted (in shares) | shares	41	68
Weighted average fair value of share awards (in cad per share) | $	$ 5.40	$ 6.08
Number of other equity instruments outstanding in share-based payment arrangement | shares	2,279	762	2,093
Performance awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares	2,641	1,391
Number of other equity instruments outstanding in share-based payment arrangement | shares	3,355	4,796	7,381
Performance awards | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares entitled by restricted award | share	0
Performance awards | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares entitled by restricted award | share	2